Segment information - Major customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Collaboration revenues	€ 239,724	€ 241,249	€ 234,384
United States of America
Disclosure of major customers [line items]
Collaboration revenues	239,708	241,149	234,340
Europe
Disclosure of major customers [line items]
Collaboration revenues	€ 16	€ 100	€ 43